Additional information from continuing operations on the consolidated statements of cash flows - Disclosure of detailed information about cash flow information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Interests received measured using the effective rate method	$ 5,689	$ 2,118
Interests paid on long-term debt	14,578	16,420
Income taxes paid	1,150	1,231
Increase in amounts receivable	(4,844)	(57)
Increase in other current assets	(76)	(275)
Increase (decrease) in accounts payable and accrued liabilities	1,689	(5,081)
Changes in non-cash working capital items	$ (3,231)	$ (5,413)